Financial Risk Factors and Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Risk Factors and Risk Management
Schedule of Contractual Maturities of Non-Derivative Financial Liabilities

€ millions	Carrying	Contractual Cash Flows
	Amount
	12/31/2020	2021	2022	2023	2024	2025	Thereafter
Non-derivative financial liabilities
Trade payables	-1,014	-1,014	0	0	0	0	0
Lease liabilities	-2,120	-426	-359	-262	-218	-165	-931
Other financial liabilities	-13,770	-1,982	-2,640	-1,700	-1,211	-918	-5,933
Total of non-derivative financial liabilities	-16,904	-3,422	-2,999	-1,962	-1,429	-1,083	-6,864

€ millions	Carrying	Contractual Cash Flows
	Amount
	12/31/2019	2020	2021	2022	2023	2024	Thereafter
Non-derivative financial liabilities
Trade payables	-1,283	-1,283	0	0	0	0	0
Lease liabilities	-2,203	-431	-363	-284	-224	-190	-1,019
Other financial liabilities	-13,912	-2,888	-630	-3,414	-1,095	-1,231	-5,467
Total of non-derivative financial liabilities	-17,398	-4,602	-993	-3,698	-1,319	-1,421	-6,486

Schedule of Contractual Maturities of Derivative Financial Liabilities and Financial Assets

€ millions	Carrying	Contractual Cash Flows		Carrying	Contractual Cash Flows
	Amount			Amount
	12/31/2020	2021	Thereafter	12/31/2019	2020	Thereafter
Derivative financial liabilities and assets
Derivative financial liabilities
Currency derivatives not designated as hedging instruments	-61			-55
Cash outflows		-2,902	-7		-2,865	-3
Cash inflows		2,842	0		2,816	0
Currency derivatives designated as hedging instruments	-1			-11
Cash outflows		-141			-415	0
Cash inflows		139			401	0
Interest rate derivatives designated as hedging instruments	0			-16
Cash outflows					-28	-536
Cash inflows					36	515
Total of derivative financial liabilities	-63	-62	-7	-82	-55	-24
Derivative financial assets
Currency derivatives not designated as hedging instruments	38			33
Cash outflows		-2,452			-3,442	0
Cash inflows		2,493			3,468	0
Currency derivatives designated as hedging instruments	7			3
Cash outflows		-291			-114	0
Cash inflows		297			117	0
Interest rate derivatives designated as hedging instruments	114			9
Cash outflows		-48	-398		-14	-18
Cash inflows		69	495		17	24
Total of derivative financial assets	158	68	97	44	32	6
Total of derivative financial liabilities and assets	95	6	90	-37	-23	-18

Cash, Time Deposits And Debt Securities
Financial Risk Factors and Risk Management
Summary of Credit Risk Exposure

€ millions, unless otherwise stated	2020
	Equivalent to External	Weighted Average Loss	Gross Carrying Amount Not	Gross Carrying Amount	ECL Allowance
	Rating	Rate	Credit-Impaired	Credit-Impaired
Risk class 1 - low risk	AAA to BBB-	-0.1%	4,846	0	-3
Risk class 2 - high risk	BB to D	0.0%	29	0	0
Risk class 3 - unrated	NA	-11.3%	23	0	-3
Total		-0.1%	4,898	0	-6

€ millions, unless otherwise stated	2019
	Equivalent to External	Weighted Average Loss	Gross Carrying Amount Not	Gross Carrying Amount	ECL Allowance
	Rating	Rate	Credit-Impaired	Credit-Impaired
Risk class 1 - low risk	AAA to BBB–	-0.1%	3,838	0	-3
Risk class 2 - high risk	BB to D	0.0%	23	0	0
Risk class 3 - unrated	NA	-5.0%	52	0	-3
Total		-0.2%	3,913	0	-6

Trade receivables and contract assets
Financial Risk Factors and Risk Management
Summary of Credit Risk Exposure

€ millions, unless otherwise stated	2020
	Weighted Average Loss Rate	Gross Carrying Amount Not	Gross Carrying Amount Credit-	ECL Allowance
		Credit-Impaired	Impaired
AR not due and due	-0.2%	4,426	0	-10
AR overdue 1 to 30 days	-0.9%	511	71	-5
AR overdue 30 to 90 days	-1.8%	380	61	-8
AR overdue more than 90 days	-16.8%	695	273	-163
Total	-2.9%	6,012	405	-186

€ millions, unless otherwise stated	2019
	Weighted Average Loss Rate	Gross Carrying Amount Not	Gross Carrying Amount Credit-	ECL Allowance
		Credit-Impaired	Impaired
AR not due and due	-0.2%	5,226	0	-9
AR overdue 1 to 30 days	-0.5%	733	36	-4
AR overdue 30 to 90 days	-0.8%	668	23	-5
AR overdue more than 90 days	-11.1%	869	158	-114
Total	-1.7%	7,496	217	-131

Schedule of Movement in ECL Allowance for Trade Receivables and Contract Assets

€ millions	2020	2019
	ECL Allowance	ECL Allowance
Balance as at 01/01	-131	-107
Net credit losses recognized	-97	-38
Amounts written off	42	13
Balance as at 12/31	-186	-131

Foreign Currency
Financial Risk Factors and Risk Management
Schedule of Designated Hedged Items

€ millions	Forecasted License Payments
2020
Change in value used for calculating hedge ineffectiveness	5
Cash flow hedge	5
Cost of hedging	-1
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0

Schedule of Designated Hedged Instruments

€ millions	Forecasted License Payments
2020
Nominal amount	436
Carrying amount
Other financial assets	7
Other financial liabilities	-1
Change in value recognized in OCI	5
Hedge ineffectiveness recognized in finance income, net	0
Cost of hedging recognized in OCI	1
Amount reclassified from cash flow hedge in OCI to other non-operating income, net	6
Amount reclassified from cost of hedging in OCI to finance income, net	-4

Schedule of Details on Hedging Instruments

	Maturity
	2020
	1 - 6 months	7 - 12 months
Forward exchange contracts
Net exposure in € millions	290	146
Average EUR:GBP forward rate	0.90	0.91
Average EUR:JPY forward rate	122.33	125.06
Average EUR:CHF forward rate	1.07	1.07
Average EUR:AUD forward rate	1.69	0

Schedule of Risk Exposure

€ billions	2020	2019
Year-end exposure toward all our major currencies	0.9	1.0
Average exposure	0.9	0.7
Highest exposure	1.0	1.0
Lowest exposure	0.9	0.6

Summary of Sensitivity Analysis

€ millions	Effects on Other Non-Operating Expense, Net			Effects on Other Comprehensive Income
	2020	2019	2018	2020	2019	2018
Derivatives held within a designated cash flow hedge relationship
All major currencies –10% (2019: all major currencies –10% ;2018: all major currencies –10%)				43	53	62
All major currencies +10% (2019: all major currencies +10% ;2018: all major currencies +10%)				-43	-53	-62
Embedded derivatives
All currencies –10%	40	53	11
All currencies +10%	-49	-53	-11
FX option held in connection with the acquisition of Qualtrics
USD –10%	0	0	-29
USD +10%	0	0	559

Interest Rate Risk
Financial Risk Factors and Risk Management
Schedule of Designated Hedged Items

€ millions	2020
	Fixed-Rate	Fixed-Rate
	Borrowing in EUR	Borrowing in USD
Notional amount	4,550	263
Carrying amount	4,503	262
Accumulated fair value adjustments in Other financial liabilities	-90	-36
Change in fair value used for measuring ineffectiveness	-90	-16
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains/losses	0	-20

Schedule of Designated Hedged Instruments

€ millions	2020
	Interest Rate	Interest Rate
	Swaps for	Swaps for
	EUR Borrowing	USD Borrowing
Notional amount	4,550	263
Carrying amount
Other financial assets	99	15
Other financial liabilities	0	0
Change in fair value used for measuring ineffectiveness	99	15

Schedule of Details on Hedging Instruments

€ millions							2020
							Maturity
	2022	2024	2027	2028	2029	2030	2031
EUR interest rate swaps
Nominal amounts			1,000	1,000	800	500	1,250
Average variable interest rate			1.476%	0.900%	0.240%	0.875%	1.038%
USD interest rate swaps
Nominal amounts	181	81
Average variable interest rate	1.031%	0.910%

Schedule of Risk Exposure

€ billions	2020				2019
	Year-End	Average	High	Low	Year-End	Average	High	Low
Fair value interest rate risk
From investments	0.02	0.02	0.02	0.02	0.03	0.05	0.07	0.03
Cash flow interest rate risk
From investments (including cash)	4.58	5.14	5.77	4.58	4.32	4.32	5.04	3.89
From financing	1.99	3.18	3.93	1.99	3.92	4.25	4.43	3.92
From interest rate swaps	4.81	4.78	5.10	4.30	4.29	3.05	5.06	1.28

Summary of Sensitivity Analysis

€ millions	Effects on Financial Income, Net
	2020	2019	2018
Derivatives held within a designated fair value hedge relationship
Interest rates +50bps for U.S. dollar area/+10bps for euro area (2019: +50/+10bps for U.S. dollar/euro area; 2018: +100/+30bps for U.S. dollar/euro area)	-41	-41	-20
Interest rates –50bps for U.S. dollar/–20bps for euro area (2019: –50 /–20bps for U.S. dollar/euro area; 2018: –25 /–10bps for U.S. dollar/euro area)	79	76	5
Variable-rate financing
Interest rates +50bps for U.S. dollar area/+10bps for euro area (2019: +50/+10bps for U.S. dollar/euro area; 2018: +100/+30bps for U.S. dollar/euro area)	-6	-8	-24
Interest rates –50bps for U.S. dollar/–20bps for euro area (2019: –50/–20bps for U.S. dollar/euro area; 2018: –25/–10bps for U.S. dollar/euro area)	6	8	4

Equity Price Risk
Financial Risk Factors and Risk Management
Summary of Sensitivity Analysis

€ millions	2020	2019	2018
Investments in equity securities
Increase in equity prices and respective unobservable inputs of 10% - increase of financial income, net by	259	156	65
Decrease in equity prices and respective unobservable inputs of 10% - decrease of financial income, net by	-259	-156	-65
Share-based payments
Increase in equity prices of 20%
- Increase of share-based payment expenses by	-272	-298	-279
- Increase of offsetting gains from hedging instruments by	24	48	57
Decrease in equity prices of 20%
- Decrease of share-based payment expenses by	271	307	262
- Decrease of offsetting gains from hedging instruments by	-23	-46	-44